Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
July 31, 2022
CGI-NPRT1-0922
1.9891258.103
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Entertainment - 0.8%
Electronic Arts, Inc.	605	79,394
Live Nation Entertainment, Inc. (a)	2,746	258,097
Madison Square Garden Sports Corp. (a)	352	54,131
Netflix, Inc. (a)	7,049	1,585,320
Playtika Holding Corp. (a)	3,490	42,822
Roblox Corp. (a)(b)	15,700	674,001
Roku, Inc. Class A (a)	1,193	78,165
Spotify Technology SA (a)	4,994	564,422
Take-Two Interactive Software, Inc. (a)	4,677	620,778
The Walt Disney Co. (a)	4,358	462,384
Warner Bros Discovery, Inc. (a)	61,768	926,520
World Wrestling Entertainment, Inc. Class A (b)	1,518	105,213
		5,451,247
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A (a)	186,715	21,718,689
Class C (a)	170,785	19,920,362
Match Group, Inc. (a)	9,522	698,058
Meta Platforms, Inc. Class A (a)	17,439	2,774,545
Pinterest, Inc. Class A (a)	4,218	82,167
TripAdvisor, Inc. (a)	306	5,817
Twitter, Inc. (a)	24,643	1,025,395
Zoominfo Technologies, Inc. (a)	9,805	371,511
		46,596,544
Media - 0.3%
Cable One, Inc.	130	178,968
Charter Communications, Inc. Class A (a)	4,127	1,783,277
Liberty Broadband Corp.:
Class A (a)	304	32,811
Class C (a)	2,179	237,358
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	833	56,452
Liberty Media Class A (a)	83	5,145
Liberty SiriusXM Series A (a)(b)	772	30,764
Liberty SiriusXM Series C (a)	1,461	58,177
Nexstar Broadcasting Group, Inc. Class A	131	24,676
		2,407,628
TOTAL COMMUNICATION SERVICES		54,455,419
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.0%
Aptiv PLC (a)	2,414	253,204
Automobiles - 3.8%
Lucid Group, Inc. Class A (a)(b)	17,800	324,850
Tesla, Inc. (a)	30,275	26,988,649
		27,313,499
Distributors - 0.1%
Genuine Parts Co.	416	63,594
Pool Corp.	1,391	497,561
		561,155
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	616	57,701
H&R Block, Inc.	4,834	193,167
Mister Car Wash, Inc. (a)(b)	2,099	24,348
		275,216
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	13,361	1,482,804
Booking Holdings, Inc. (a)	1,450	2,806,751
Caesars Entertainment, Inc. (a)	5,016	229,181
Chipotle Mexican Grill, Inc. (a)	993	1,553,270
Choice Hotels International, Inc.	1,198	144,802
Churchill Downs, Inc.	1,292	271,062
Darden Restaurants, Inc.	3,242	403,597
Domino's Pizza, Inc.	936	367,015
Draftkings Holdings, Inc. (a)(b)	13,512	185,520
Expedia, Inc. (a)	5,393	571,928
Hilton Worldwide Holdings, Inc.	7,069	905,327
Las Vegas Sands Corp. (a)	4,397	165,723
Marriott International, Inc. Class A	9,793	1,555,324
McDonald's Corp.	6,411	1,688,465
Norwegian Cruise Line Holdings Ltd. (a)	1,139	13,839
Planet Fitness, Inc. (a)	2,216	174,643
Six Flags Entertainment Corp. (a)	1,423	32,259
Starbucks Corp.	14,739	1,249,572
Travel+Leisure Co.	2,127	91,695
Vail Resorts, Inc.	1,356	321,548
Wendy's Co.	6,149	129,313
Wyndham Hotels & Resorts, Inc.	2,234	155,062
Wynn Resorts Ltd. (a)	494	31,359
Yum! Brands, Inc.	1,174	143,862
		14,673,921
Household Durables - 0.2%
D.R. Horton, Inc.	6,041	471,379
NVR, Inc. (a)	77	338,269
PulteGroup, Inc.	3,299	143,902
Toll Brothers, Inc.	2,002	98,458
TopBuild Corp. (a)	984	208,332
		1,260,340
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc. (a)	317,350	42,826,383
Doordash, Inc. (a)(b)	7,890	550,328
eBay, Inc.	2,587	125,806
Etsy, Inc. (a)(b)	4,511	467,881
Lyft, Inc. (a)	8,697	120,540
Uber Technologies, Inc. (a)	58,415	1,369,832
Wayfair LLC Class A (a)(b)	1,713	92,348
		45,553,118
Leisure Products - 0.1%
Brunswick Corp.	496	39,740
Mattel, Inc. (a)	6,027	139,826
Polaris, Inc. (b)	1,490	174,747
YETI Holdings, Inc. (a)	3,103	157,539
		511,852
Multiline Retail - 0.6%
Dollar General Corp.	8,164	2,028,183
Dollar Tree, Inc. (a)	2,350	388,596
Nordstrom, Inc.	3,341	78,547
Ollie's Bargain Outlet Holdings, Inc. (a)	119	7,015
Target Corp.	9,113	1,488,882
		3,991,223
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	178	34,464
AutoZone, Inc. (a)	642	1,372,204
Best Buy Co., Inc.	2,245	172,843
Burlington Stores, Inc. (a)	2,200	310,486
CarMax, Inc. (a)(b)	687	68,384
Carvana Co. Class A (a)(b)	3,669	106,951
Five Below, Inc. (a)	1,946	247,278
Floor & Decor Holdings, Inc. Class A (a)(b)	3,680	296,498
Leslie's, Inc. (a)(b)	4,880	73,981
Lowe's Companies, Inc.	20,381	3,903,573
O'Reilly Automotive, Inc. (a)	951	669,114
RH (a)	240	67,063
Ross Stores, Inc.	5,222	424,340
The Home Depot, Inc.	21,398	6,439,514
TJX Companies, Inc.	41,916	2,563,583
Tractor Supply Co.	3,990	764,005
Ulta Beauty, Inc. (a)	1,833	712,872
Victoria's Secret & Co. (a)	2,046	75,620
Williams-Sonoma, Inc. (b)	1,962	283,352
		18,586,125
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	850	266,229
lululemon athletica, Inc. (a)	3,983	1,236,761
NIKE, Inc. Class B	43,742	5,026,831
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	747	28,356
Tapestry, Inc.	1,319	44,358
		6,602,535
TOTAL CONSUMER DISCRETIONARY		119,582,188
CONSUMER STAPLES - 5.4%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)(b)	318	120,977
Brown-Forman Corp.:
Class A	849	61,468
Class B (non-vtg.)	3,950	293,169
Monster Beverage Corp. (a)	12,270	1,222,337
PepsiCo, Inc.	41,709	7,297,407
The Coca-Cola Co.	104,556	6,709,359
		15,704,717
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	3,016	204,183
Costco Wholesale Corp.	15,809	8,557,412
Grocery Outlet Holding Corp. (a)	242	10,338
Performance Food Group Co. (a)	1,640	81,524
Sysco Corp.	18,126	1,538,897
		10,392,354
Food Products - 0.3%
Darling Ingredients, Inc. (a)	408	28,266
Freshpet, Inc. (a)	939	50,180
Kellogg Co.	4,926	364,130
Lamb Weston Holdings, Inc.	5,136	409,134
Pilgrim's Pride Corp. (a)	912	28,609
The Hershey Co.	4,511	1,028,328
		1,908,647
Household Products - 1.2%
Church & Dwight Co., Inc.	3,922	345,018
Colgate-Palmolive Co.	18,177	1,431,257
Kimberly-Clark Corp.	7,122	938,608
Procter & Gamble Co.	36,352	5,049,656
The Clorox Co.	3,644	516,865
		8,281,404
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	8,194	2,237,781
Olaplex Holdings, Inc. (b)	4,301	73,977
		2,311,758
TOTAL CONSUMER STAPLES		38,598,880
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	14,519	425,407
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. (a)	6,822	270,424
Cheniere Energy, Inc.	5,196	777,218
Continental Resources, Inc.	1,003	69,097
Coterra Energy, Inc.	4,626	141,509
Devon Energy Corp.	11,480	721,518
Diamondback Energy, Inc.	3,609	462,024
Enviva, Inc. (b)	1,058	73,669
EOG Resources, Inc.	15,266	1,697,885
Hess Corp.	7,868	884,914
New Fortress Energy, Inc.	1,676	82,074
Occidental Petroleum Corp.	24,122	1,586,022
ONEOK, Inc.	1,774	105,979
Ovintiv, Inc.	6,561	335,201
PDC Energy, Inc.	1,795	117,914
Pioneer Natural Resources Co.	4,731	1,121,010
Range Resources Corp. (a)	6,189	204,670
Southwestern Energy Co. (a)	2,917	20,594
Targa Resources Corp.	8,062	557,165
Texas Pacific Land Corp. (b)	204	374,105
		9,602,992
TOTAL ENERGY		10,028,399
FINANCIALS - 2.8%
Banks - 0.1%
First Citizens Bancshares, Inc.	104	78,695
Signature Bank	117	21,712
SVB Financial Group (a)	1,335	538,739
Western Alliance Bancorp.	2,301	175,750
		814,896
Capital Markets - 1.5%
Ameriprise Financial, Inc.	2,497	673,990
Ares Management Corp.	5,406	387,340
Blackstone, Inc.	24,986	2,550,321
Blue Owl Capital, Inc. Class A (b)	14,349	163,722
Charles Schwab Corp.	30,117	2,079,579
FactSet Research Systems, Inc.	1,353	581,357
LPL Financial	2,838	595,753
MarketAxess Holdings, Inc.	1,324	358,513
Moody's Corp.	5,379	1,668,835
Morningstar, Inc.	802	204,791
MSCI, Inc.	2,117	1,018,997
Raymond James Financial, Inc.	576	56,719
Tradeweb Markets, Inc. Class A	2,425	171,011
		10,510,928
Consumer Finance - 0.0%
American Express Co.	1,350	207,927
Credit Acceptance Corp. (a)	26	14,974
Upstart Holdings, Inc. (a)(b)	518	12,603
		235,504
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	12,479	712,551
Insurance - 1.1%
Alleghany Corp. (a)	72	60,299
Aon PLC	7,073	2,058,526
Arch Capital Group Ltd. (a)	4,155	184,482
Arthur J. Gallagher & Co.	842	150,710
Assurant, Inc.	122	21,445
Brown & Brown, Inc.	665	43,292
Erie Indemnity Co. Class A	659	134,014
Everest Re Group Ltd.	426	111,335
Lincoln National Corp.	1,311	67,307
Markel Corp. (a)	109	141,388
Marsh & McLennan Companies, Inc.	15,976	2,619,425
Progressive Corp.	18,130	2,086,038
RenaissanceRe Holdings Ltd.	841	108,750
Ryan Specialty Group Holdings, Inc. (b)	2,927	126,563
		7,913,574
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	2,443	23,257
UWM Holdings Corp. Class A (b)	3,112	11,732
		34,989
TOTAL FINANCIALS		20,222,442
HEALTH CARE - 11.4%
Biotechnology - 2.8%
AbbVie, Inc.	63,101	9,055,625
Alnylam Pharmaceuticals, Inc. (a)	4,305	611,482
Amgen, Inc.	16,014	3,962,985
Exact Sciences Corp. (a)	1,170	52,767
Exelixis, Inc. (a)	9,751	203,991
Horizon Therapeutics PLC (a)	7,449	618,044
Incyte Corp. (a)	5,629	437,261
Ionis Pharmaceuticals, Inc. (a)	4,625	173,715
Moderna, Inc. (a)	736	120,770
Natera, Inc. (a)	2,857	134,279
Neurocrine Biosciences, Inc. (a)	3,379	318,065
Novavax, Inc. (a)(b)	2,783	151,701
Regeneron Pharmaceuticals, Inc. (a)	540	314,113
Repligen Corp. (a)(b)	1,404	299,557
Sarepta Therapeutics, Inc. (a)	3,000	278,850
Seagen, Inc. (a)	4,849	872,723
Ultragenyx Pharmaceutical, Inc. (a)	1,826	97,289
Vertex Pharmaceuticals, Inc. (a)	8,618	2,416,573
		20,119,790
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	8,079	879,318
Abiomed, Inc. (a)	1,593	466,765
Align Technology, Inc. (a)	2,099	589,756
Baxter International, Inc.	2,799	164,189
DexCom, Inc. (a)	13,971	1,146,740
Edwards Lifesciences Corp. (a)	22,046	2,216,505
Globus Medical, Inc. (a)	201	11,797
ICU Medical, Inc. (a)	140	24,804
IDEXX Laboratories, Inc. (a)	2,974	1,187,161
Insulet Corp. (a)(b)	2,455	608,349
Intuitive Surgical, Inc. (a)	11,766	2,708,180
Masimo Corp. (a)	1,367	197,641
Novocure Ltd. (a)(b)	3,682	250,339
Penumbra, Inc. (a)(b)	1,270	177,013
ResMed, Inc.	5,153	1,239,400
Stryker Corp.	6,710	1,440,973
Tandem Diabetes Care, Inc. (a)	2,127	140,829
		13,449,759
Health Care Providers & Services - 3.1%
agilon health, Inc. (a)(b)	6,232	155,987
AmerisourceBergen Corp.	5,324	776,931
Chemed Corp.	183	88,039
Cigna Corp.	1,773	488,213
DaVita HealthCare Partners, Inc. (a)	2,083	175,305
Elevance Health, Inc.	2,616	1,248,094
Guardant Health, Inc. (a)	3,475	174,341
HCA Holdings, Inc.	485	103,024
Humana, Inc.	3,186	1,535,652
McKesson Corp.	1,016	347,045
Molina Healthcare, Inc. (a)	1,602	525,007
Signify Health, Inc. (a)(b)	31	530
UnitedHealth Group, Inc.	30,391	16,482,255
		22,100,423
Health Care Technology - 0.2%
Certara, Inc. (a)	2,776	63,820
Change Healthcare, Inc. (a)	735	17,838
Definitive Healthcare Corp.	602	15,640
Doximity, Inc. (a)(b)	1,651	69,870
Teladoc Health, Inc. (a)(b)	572	21,078
Veeva Systems, Inc. Class A (a)	4,967	1,110,522
		1,298,768
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	2,886	115,873
Agilent Technologies, Inc.	9,610	1,288,701
Avantor, Inc. (a)	20,211	586,523
Bio-Techne Corp.	1,387	534,383
Bruker Corp.	3,880	265,974
Charles River Laboratories International, Inc. (a)	1,678	420,406
Danaher Corp.	1,573	458,482
IQVIA Holdings, Inc. (a)	6,717	1,613,894
Maravai LifeSciences Holdings, Inc. (a)	3,863	100,786
Mettler-Toledo International, Inc. (a)	798	1,077,085
Sotera Health Co. (a)	3,416	65,587
Syneos Health, Inc. (a)	664	52,549
Thermo Fisher Scientific, Inc.	1,705	1,020,289
Waters Corp. (a)	2,137	777,932
West Pharmaceutical Services, Inc.	2,642	907,686
		9,286,150
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	1,941	219,527
Eli Lilly & Co.	24,489	8,073,778
Merck & Co., Inc.	37,845	3,381,072
Zoetis, Inc. Class A	16,810	3,068,666
		14,743,043
TOTAL HEALTH CARE		80,997,933
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	1,864	205,394
BWX Technologies, Inc.	1,226	69,490
HEICO Corp. (b)	1,573	248,078
HEICO Corp. Class A	2,542	324,563
Howmet Aerospace, Inc.	1,357	50,385
Huntington Ingalls Industries, Inc.	320	69,389
Lockheed Martin Corp.	8,474	3,506,626
Northrop Grumman Corp.	611	292,608
Spirit AeroSystems Holdings, Inc. Class A	3,528	115,789
The Boeing Co. (a)	6,084	969,242
TransDigm Group, Inc. (a)	725	451,197
		6,302,761
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,201	132,951
Expeditors International of Washington, Inc.	1,839	195,394
GXO Logistics, Inc. (a)	426	20,448
United Parcel Service, Inc. Class B	23,410	4,562,375
		4,911,168
Airlines - 0.1%
Delta Air Lines, Inc. (a)	22,812	725,422
Building Products - 0.3%
A.O. Smith Corp.	1,061	67,129
Advanced Drain Systems, Inc.	2,188	259,497
Allegion PLC	2,479	262,030
Armstrong World Industries, Inc.	938	83,810
Carlisle Companies, Inc.	1,546	457,771
Fortune Brands Home & Security, Inc.	1,593	111,000
Masco Corp.	453	25,087
Trane Technologies PLC	4,841	711,579
Trex Co., Inc. (a)	4,076	262,984
		2,240,887
Commercial Services & Supplies - 0.7%
Cintas Corp.	2,913	1,239,452
Copart, Inc. (a)	7,601	973,688
Driven Brands Holdings, Inc. (a)	146	4,435
IAA, Inc. (a)	3,953	149,147
MSA Safety, Inc.	527	67,635
Republic Services, Inc.	486	67,389
Rollins, Inc.	7,646	294,906
Tetra Tech, Inc.	776	118,938
Waste Management, Inc.	13,878	2,283,764
		5,199,354
Construction & Engineering - 0.1%
AECOM	301	21,672
Quanta Services, Inc.	2,770	384,282
Valmont Industries, Inc.	108	29,320
Willscot Mobile Mini Holdings (a)	4,106	158,533
		593,807
Electrical Equipment - 0.3%
ChargePoint Holdings, Inc. Class A (a)(b)	7,010	105,921
Emerson Electric Co.	6,729	606,081
Generac Holdings, Inc. (a)	2,222	596,163
Plug Power, Inc. (a)(b)	9,205	196,435
Rockwell Automation, Inc.	2,801	715,039
Vertiv Holdings Co.	1,773	20,248
		2,239,887
Industrial Conglomerates - 0.2%
General Electric Co.	2,187	161,641
Honeywell International, Inc.	7,148	1,375,704
		1,537,345
Machinery - 1.5%
AGCO Corp.	303	33,003
Allison Transmission Holdings, Inc.	2,724	114,054
Caterpillar, Inc.	16,586	3,288,175
Deere & Co.	10,008	3,434,545
Donaldson Co., Inc.	770	41,896
Graco, Inc.	4,101	275,423
IDEX Corp.	476	99,365
Illinois Tool Works, Inc.	9,944	2,065,965
Lincoln Electric Holdings, Inc.	1,996	282,314
Middleby Corp. (a)	139	20,112
Nordson Corp.	482	111,337
Otis Worldwide Corp.	1,843	144,067
Parker Hannifin Corp.	1,036	299,497
Toro Co.	3,720	319,883
Xylem, Inc.	872	80,250
		10,609,886
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	4,681	449,282
CoStar Group, Inc. (a)	2,004	145,470
Equifax, Inc.	2,168	452,917
FTI Consulting, Inc. (a)	493	80,635
KBR, Inc.	3,200	170,336
Robert Half International, Inc.	3,386	267,968
TransUnion Holding Co., Inc.	5,030	398,527
Verisk Analytics, Inc.	5,542	1,054,366
		3,019,501
Road & Rail - 1.1%
CSX Corp.	19,543	631,825
J.B. Hunt Transport Services, Inc.	2,651	485,849
Landstar System, Inc.	1,171	183,355
Old Dominion Freight Lines, Inc.	3,635	1,103,259
Union Pacific Corp.	22,415	5,094,930
XPO Logistics, Inc. (a)	288	17,205
		7,516,423
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (b)	762	18,395
Fastenal Co.	20,539	1,054,883
SiteOne Landscape Supply, Inc. (a)	962	134,035
United Rentals, Inc. (a)	1,170	377,524
W.W. Grainger, Inc.	1,626	883,780
Watsco, Inc.	622	170,397
WESCO International, Inc. (a)	829	105,979
		2,744,993
TOTAL INDUSTRIALS		47,641,434
INFORMATION TECHNOLOGY - 43.8%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	8,891	1,036,957
Ubiquiti, Inc.	64	19,304
		1,056,261
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	15,743	1,214,258
Arrow Electronics, Inc. (a)	121	15,509
CDW Corp.	4,820	874,975
Cognex Corp.	5,766	293,951
Corning, Inc.	1,644	60,433
II-VI, Inc. (a)	741	39,006
Jabil, Inc.	4,004	237,597
Keysight Technologies, Inc. (a)	5,983	972,836
National Instruments Corp.	629	23,902
Vontier Corp.	3,566	92,003
Zebra Technologies Corp. Class A (a)	764	273,275
		4,097,745
IT Services - 6.5%
Accenture PLC Class A	22,622	6,928,214
Automatic Data Processing, Inc.	13,684	3,299,486
Broadridge Financial Solutions, Inc.	3,775	606,076
Cloudflare, Inc. (a)(b)	9,965	501,439
EPAM Systems, Inc. (a)	1,958	683,832
Euronet Worldwide, Inc. (a)	1,289	126,670
Fiserv, Inc. (a)	1,930	203,962
FleetCor Technologies, Inc. (a)	2,683	590,501
Gartner, Inc. (a)	2,787	739,893
Genpact Ltd.	3,389	162,943
Globant SA (a)	1,451	289,097
GoDaddy, Inc. (a)	825	61,199
IBM Corp.	21,462	2,807,015
Jack Henry & Associates, Inc.	2,586	537,293
MasterCard, Inc. Class A	30,735	10,873,736
MongoDB, Inc. Class A (a)	2,242	700,558
Okta, Inc. (a)	624	61,433
Paychex, Inc.	11,504	1,475,733
PayPal Holdings, Inc. (a)	12,731	1,101,613
Shift4 Payments, Inc. (a)(b)	1,957	71,294
Snowflake, Inc. (a)	6,546	981,311
Switch, Inc. Class A	3,040	102,782
The Western Union Co.	4,482	76,284
Thoughtworks Holding, Inc.	3,146	49,266
Toast, Inc.	8,059	128,783
Twilio, Inc. Class A (a)	2,311	195,973
VeriSign, Inc. (a)	379	71,692
Visa, Inc. Class A	58,779	12,467,614
WEX, Inc. (a)	1,158	192,471
Wix.com Ltd. (a)	1,459	86,562
		46,174,725
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	45,444	4,293,095
Allegro MicroSystems LLC (a)	1,607	39,902
Analog Devices, Inc.	3,746	644,162
Applied Materials, Inc.	31,482	3,336,462
Broadcom, Inc.	14,258	7,634,874
Enphase Energy, Inc. (a)	4,669	1,326,836
Entegris, Inc.	5,292	581,591
GlobalFoundries, Inc. (b)	558	28,726
KLA Corp.	5,327	2,043,118
Lam Research Corp.	4,947	2,476,023
Lattice Semiconductor Corp. (a)	4,837	297,476
Microchip Technology, Inc.	16,393	1,128,822
Micron Technology, Inc.	7,524	465,435
Monolithic Power Systems, Inc.	1,618	751,917
NVIDIA Corp.	85,985	15,617,456
onsemi (a)	9,656	644,828
Qualcomm, Inc.	40,007	5,803,415
Teradyne, Inc.	5,176	522,207
Texas Instruments, Inc.	22,552	4,034,327
Universal Display Corp.	1,549	178,848
		51,849,520
Software - 16.6%
Adobe, Inc. (a)	16,849	6,910,112
Alteryx, Inc. Class A (a)	2,087	101,073
ANSYS, Inc. (a)	1,635	456,149
AppLovin Corp. (a)	8,021	285,066
Aspen Technology, Inc. (a)	995	203,070
Atlassian Corp. PLC (a)	4,881	1,021,691
Autodesk, Inc. (a)	7,766	1,679,941
Avalara, Inc. (a)	3,090	270,128
Bentley Systems, Inc. Class B (b)	6,011	238,036
Black Knight, Inc. (a)	531	34,876
Cadence Design Systems, Inc. (a)	9,732	1,810,931
CCC Intelligent Solutions Holdings, Inc. Class A (a)	2,424	24,216
Ceridian HCM Holding, Inc. (a)	961	52,634
Citrix Systems, Inc.	2,111	214,077
Confluent, Inc. (a)(b)	4,427	112,667
Coupa Software, Inc. (a)	1,469	96,102
Crowdstrike Holdings, Inc. (a)	7,500	1,377,000
Datadog, Inc. Class A (a)	9,219	940,430
DocuSign, Inc. (a)	7,046	450,803
DoubleVerify Holdings, Inc. (a)	2,035	46,663
Dropbox, Inc. Class A (a)	9,317	211,869
Dynatrace, Inc. (a)	7,093	266,910
Elastic NV (a)	2,718	217,141
Fair Isaac Corp. (a)	899	415,365
Five9, Inc. (a)	2,462	266,191
Fortinet, Inc. (a)	23,393	1,395,392
HubSpot, Inc. (a)	1,624	500,192
Informatica, Inc. (b)	232	5,313
Intuit, Inc.	9,839	4,488,257
Jamf Holding Corp. (a)(b)	2,067	50,517
Manhattan Associates, Inc. (a)	1,380	194,125
Microsoft Corp.	267,157	75,001,656
nCino, Inc. (a)(b)	413	13,336
NCR Corp. (a)	244	7,918
New Relic, Inc. (a)	1,825	110,723
NortonLifeLock, Inc.	7,203	176,690
Nutanix, Inc. Class A (a)	4,052	61,307
Oracle Corp.	37,104	2,888,175
Palantir Technologies, Inc. (a)(b)	64,514	667,720
Palo Alto Networks, Inc. (a)	3,457	1,725,389
Paycom Software, Inc. (a)	1,826	603,475
Paylocity Holding Corp. (a)	1,415	291,391
Pegasystems, Inc. (b)	1,426	57,254
Procore Technologies, Inc. (a)	1,760	90,992
PTC, Inc. (a)	3,756	463,415
RingCentral, Inc. (a)	3,005	148,717
Salesforce.com, Inc. (a)	7,353	1,353,099
SentinelOne, Inc. (b)	4,253	105,687
ServiceNow, Inc. (a)	7,149	3,193,172
Smartsheet, Inc. (a)	4,471	134,398
Splunk, Inc. (a)	5,740	596,443
Synopsys, Inc. (a)	5,439	1,998,833
Teradata Corp. (a)	1,957	74,934
The Trade Desk, Inc. (a)	15,653	704,385
Tyler Technologies, Inc. (a)	1,281	511,119
UiPath, Inc. Class A (a)	1,269	23,261
Unity Software, Inc. (a)(b)	4,998	186,875
VMware, Inc. Class A	3,629	421,690
Workday, Inc. Class A (a)	6,949	1,077,790
Zendesk, Inc. (a)	4,335	326,946
Zoom Video Communications, Inc. Class A (a)	4,541	471,628
Zscaler, Inc. (a)	2,968	460,218
		118,285,573
Technology Hardware, Storage & Peripherals - 12.7%
Apple, Inc.	545,958	88,723,625
Dell Technologies, Inc.	1,511	68,086
HP, Inc.	17,244	575,777
NetApp, Inc.	7,925	565,290
Pure Storage, Inc. Class A (a)	10,023	284,152
		90,216,930
TOTAL INFORMATION TECHNOLOGY		311,680,754
MATERIALS - 1.3%
Chemicals - 1.0%
Albemarle Corp.	2,150	525,267
Axalta Coating Systems Ltd. (a)	1,981	49,961
CF Industries Holdings, Inc.	7,425	709,013
Ecolab, Inc.	7,815	1,290,804
FMC Corp.	1,534	170,427
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	6,124	17,515
Linde PLC	3,766	1,137,332
PPG Industries, Inc.	4,462	576,892
RPM International, Inc.	241	21,786
Sherwin-Williams Co.	8,537	2,065,442
The Chemours Co. LLC	3,313	117,910
The Mosaic Co.	1,544	81,307
The Scotts Miracle-Gro Co. Class A (b)	510	45,365
Valvoline, Inc.	6,379	205,531
		7,014,552
Construction Materials - 0.1%
Eagle Materials, Inc.	1,156	146,176
Martin Marietta Materials, Inc.	202	71,120
Vulcan Materials Co.	2,300	380,259
		597,555
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA (b)	1,804	12,195
Avery Dennison Corp.	1,785	339,971
Ball Corp.	4,454	327,013
Berry Global Group, Inc. (a)	2,239	129,078
Crown Holdings, Inc.	3,705	376,724
Graphic Packaging Holding Co.	8,392	186,722
Sealed Air Corp.	5,193	317,396
		1,689,099
Metals & Mining - 0.0%
MP Materials Corp. (a)(b)	3,199	107,390
Royal Gold, Inc.	157	16,449
Southern Copper Corp.	1,999	99,550
		223,389
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	293	18,644
TOTAL MATERIALS		9,543,239
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	12,705	3,440,895
Apartment Income (REIT) Corp.	471	21,355
Camden Property Trust (SBI)	321	45,293
Crown Castle International Corp.	15,403	2,782,706
Equinix, Inc.	2,445	1,720,644
Equity Lifestyle Properties, Inc.	3,877	285,037
Extra Space Storage, Inc.	555	105,184
Iron Mountain, Inc.	7,704	373,567
Lamar Advertising Co. Class A	2,710	273,873
Public Storage	4,428	1,445,343
SBA Communications Corp. Class A	867	291,130
Simon Property Group, Inc.	5,642	612,947
		11,397,974
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	5,733	490,859
Opendoor Technologies, Inc. (a)(b)	4,696	23,057
Zillow Group, Inc.:
Class A (a)	91	3,185
Class C (a)(b)	411	14,336
		531,437
TOTAL REAL ESTATE		11,929,411
UTILITIES - 0.1%
Gas Utilities - 0.0%
National Fuel Gas Co.	264	19,098
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	4,212	93,591
Vistra Corp.	8,794	227,325
		320,916
TOTAL UTILITIES		340,014
TOTAL COMMON STOCKS (Cost $537,849,029)		705,020,113

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $397,598)	400,000	394,497

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	1,947,614	1,948,004
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	8,279,554	8,280,382
TOTAL MONEY MARKET FUNDS (Cost $10,228,386)		10,228,386

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $548,475,013)	715,642,996
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(4,418,184)
NET ASSETS - 100.0%	711,224,812

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	11	Sep 2022	2,853,730	201,157	201,157
CME E-mini S&P 500 Index Contracts (United States)	6	Sep 2022	1,240,050	47,400	47,400

TOTAL FUTURES CONTRACTS					248,557
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $281,079.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	5,233,166	126,930,708	130,215,870	11,107	-	-	1,948,004	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	4,375,732	13,356,888	9,452,238	18,910	-	-	8,280,382	0.0%
Total	9,608,898	140,287,596	139,668,108	30,017	-	-	10,228,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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